May 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® International VIP

Class B

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

	Class Inception	1 Year	5 Years	10 Years
Class B before tax	5/8/1997	-14.57	-2.80	3.43
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.61	5.50
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)		-13.79	0.53	6.32

The MSCI EAFE® Value Index has replaced the MSCI EAFE® Index as the fund's primary benchmark index and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison.